Inventories - Adjustments in Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories Net [Line Items]
Balance at beginning of year	$ 6,959	$ 1,386	$ 3,160
Additional provision made during the year	10,982	6,743
Provision utilized upon disposal of inventories	(6,774)	(1,170)	(1,774)
Balance at end of year	$ 11,167	$ 6,959	$ 1,386